Defined Contribution Plan	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
DEFINED CONTRIBUTION PLAN
14. DEFINED CONTRIBUTION PLAN
The Company has a 401(k) defined contribution plan (the “401(k) Plan”) for all of its employees. Eligible employees may make pretax contributions to the 401(k) Plan up to statutory limits, while the Company contributes to the plan at the discretion of the Board of Directors. The Company’s discretionary match made under the 401(k) Plan for the years ended December 31, 2022 and 2021 was $0.6 million and $0.8 million, respectively.